Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Prepayments and Other Current Assets

	December 31, 2020	December 31, 2019
	RMB	RMB
Other receivables	21,128	23,072
Advances to suppliers	22,330	17,747

	43,458	40,819
Less: Provision for impairment	(3,378)	(3,413)

	40,080	37,406
Value-added tax to be deducted	44,514	48,560
Prepaid expenses	373	360
Prepaid income taxes	5,997	5,649
Other current assets	18,298	11,152

	109,262	103,127